Share-based payments - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) ShareBasedCompensationPlan shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Share-based payment
Number of global equity-settled share-based compensation plans | ShareBasedCompensationPlan	3
Share-based payments | €	€ 239	€ 201	€ 148
Metric RTSR	0.50
Metric cumulative EPS target	0.40
Metric carbon emissions targets	0.10
Performance share grant
Share-based payment
Weighted average remaining contractual life of outstanding share options	3 years
Portion of grants applying ATSR performance metric		66.00%
Portion of grants applying either service condition or relative TSR grants measure	66.00%	33.00%
Performance share grant | Minimum
Share-based payment
Percentage payout compared to peer group	25.00%
Employee Share Purchase Plan
Share-based payment
Saving period	12 months
Number of matching shares per every two shares	1
The number of shares that will be matched with one share (in shares)	2
Total number of matching shares issued (in shares)	7,455,343	6,726,190	5,243,560